Long-term and Short-term Debt	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Long-term and Short-term Debt
12. Long-term and Short-term Debt
Long-term and short-term debt outstanding was as follows:

	Interest Rates (1)				Maturity			December 31,
	Range			Weighted Average				2015	2014
								(In millions)
Senior notes	1.76%	-	7.72%	5.10%	2016	-	2046	$16,994	$15,317
Surplus notes	7.63%	-	7.88%	7.80%	2024	-	2025	502	701
Other notes	1.36%	-	8.00%	4.07%	2016	-	2030	458	110
Capital lease obligations								9	7
Total long-term debt (2)								17,963	16,135
Total short-term debt								100	100
Total								$18,063	$16,235
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(1)	Range of interest rates and weighted average interest rates are for the year ended December 31, 2015.

(2)	Excludes $60 million and $151 million of long-term debt relating to CSEs — FVO at December 31, 2015 and 2014, respectively. See Note 10.
The aggregate maturities of long-term debt at December 31, 2015 for the next five years and thereafter are $1.3 billion in 2016, $1.0 billion in 2017, $1.0 billion in 2018, $1.0 billion in 2019, $940 million in 2020 and $12.7 billion thereafter.
Capital lease obligations are collateralized and rank highest in priority, followed by unsecured senior debt which consists of senior notes and other notes, followed by subordinated debt which consists of junior subordinated debt securities (see Note 14). Payments of interest and principal on the Company’s surplus notes, which are subordinate to all other obligations at the operating company level and are senior to obligations at MetLife, Inc., may be made only with the prior approval of the insurance department of the state of domicile. Collateral financing arrangements (see Note 13) are supported by either surplus notes of subsidiaries or financing arrangements with MetLife, Inc. and, accordingly, have priority consistent with other such obligations.
Certain of the Company’s debt instruments and committed facilities, as well as its credit facility, contain various administrative, reporting, legal and financial covenants. The Company believes it was in compliance with all such covenants at December 31, 2015.
Senior Notes — Senior Debt Securities Underlying Common Equity Units
In November 2010, in connection with the financing of the acquisition of American Life Insurance Company (“American Life”) and Delaware American Life Insurance Company (“DelAm”), (collectively “ALICO”), MetLife, Inc. issued to ALICO Holdings LLC (now AM Holdings LLC (“AM Holdings”)) $3.0 billion (estimated fair value of $3.0 billion) of three series of debt securities (the “Series C Debt Securities,” the “Series D Debt Securities,” and the “Series E Debt Securities,” collectively, the “Debt Securities”), which constituted a part of the common equity units more fully described in Note 15.
In October 2014 and September 2013, MetLife, Inc. closed the successful remarketing of senior debt securities underlying the common equity units. The Series E Debt Securities were remarketed in September and October 2014 as 1.903% Series E senior debt securities Tranche 1 due December 2017 and 4.721% Series E senior debt securities Tranche 2 due December 2044. The Series D Debt Securities were remarketed in September 2013 as 4.368% senior debt securities due September 2023. The Series C Debt Securities were previously remarketed in 2012. MetLife, Inc. did not receive any proceeds from the remarketings.
Senior Notes — Other Issuances and Repayment
In November 2015, MetLife, Inc. issued $500 million of senior notes due in November 2025 which bear interest at a fixed rate of 3.60%, payable semi-annually. Also in November 2015, MetLife, Inc. issued $750 million of senior notes due in May 2046 which bear interest at a fixed rate of 4.60%, payable semi-annually. In connection with the issuances, MetLife, Inc. incurred $10 million of related costs which have been capitalized and included in other assets. These costs are being amortized over the terms of the senior notes.
In March 2015, MetLife, Inc. issued $500 million of senior notes due in March 2025 which bear interest at a fixed rate of 3.00%, payable semi-annually. Also in March 2015, MetLife, Inc. issued $1.0 billion of senior notes due in March 2045 which bear interest at a fixed rate of 4.05%, payable semi-annually. In connection with the issuances, MetLife, Inc. incurred $12 million of related costs which have been capitalized and included in other assets. These costs are being amortized over the terms of the senior notes.
In May 2014, MetLife, Inc. redeemed $200 million aggregate principal amount of its 5.875% senior notes due November 2033 at par.
In April 2014, MetLife, Inc. issued $1.0 billion of senior notes due April 2024 which bear interest at a fixed rate of 3.60%, payable semi-annually. In connection with the issuance, MetLife, Inc. incurred $5 million of related costs which have been capitalized and included in other assets. These costs are being amortized over the term of the senior notes.
In November 2013, MetLife, Inc. issued $1.0 billion of senior notes due in November 2043. The senior notes bear interest at a fixed rate of 4.875%, payable semi-annually. In connection with the issuance, MetLife, Inc. incurred $10 million of costs which have been capitalized and included in other assets. These costs are being amortized over the term of the senior notes.
Other Notes
In December 2015, MetLife Private Equity Holdings, LLC (“MPEH”), a wholly-owned indirect investment subsidiary of MLIC, entered into a five-year credit agreement (the “MPEH Credit Agreement”) and borrowed $350 million under term loans that mature in December 2020. The loans bear interest at a variable rate of three-month LIBOR plus 3.70%, payable quarterly. In connection with the borrowing, $6 million of costs were incurred which have been capitalized and included in other assets. These costs are being amortized over the term of the loans. Additionally, the MPEH Credit Agreement provides for MPEH to borrow up to $100 million on a revolving basis at a variable rate of three-month LIBOR plus 3.70%, payable quarterly. There were no revolving loans outstanding under the MPEH Credit Agreement at December 31, 2015. Term loans and revolving loans borrowed under the MPEH Credit Agreement are non-recourse to MLIC and MetLife, Inc.
Short-term Debt
Short-term debt with maturities of one year or less was as follows:

	December 31,
	2015	2014
	(In millions)
Commercial paper	$100	$100
Average daily balance	$100	$109
Average days outstanding	68 days	69 days

During the years ended December 31, 2015, 2014 and 2013, the weighted average interest rate on short-term debt was 0.15%, 0.10% and 0.12%, respectively.
Interest Expense
Interest expense related to long-term and short-term debt included in other expenses was $894 million, $874 million and $854 million for the years ended December 31, 2015, 2014 and 2013, respectively. Such amounts do not include interest expense on long-term debt related to CSEs — FVO, collateral financing arrangements, or junior subordinated debt securities. See Notes 8, 13 and 14.
Credit and Committed Facilities
At December 31, 2015, the Company maintained a $4.0 billion unsecured credit facility and certain committed facilities aggregating $11.9 billion. When drawn upon, these facilities bear interest at varying rates in accordance with the respective agreements.
Credit Facilities
The Company’s unsecured credit facility is used for general corporate purposes, to support the borrowers’ commercial paper programs and for the issuance of letters of credit. Total fees associated with this credit facility was $13 million, $12 million and $24 million for the years ended December 31, 2015, 2014 and 2013, respectively, and was included in other expenses. Information on the credit facility at December 31, 2015 was as follows:

Borrower(s)	Expiration	Maximum Capacity	Letters of Credit Issued	Drawdowns	Unused Commitments
		(In millions)
MetLife, Inc. and MetLife Funding, Inc.	May 2019	$4,000	$484	$—	$3,516

All borrowings under this unsecured credit facility must be repaid by May 30, 2019, except that letters of credit outstanding on that date may remain outstanding until no later than May 30, 2020.
Committed Facilities
The committed facilities are used for collateral for certain of the Company’s affiliated reinsurance liabilities. Total fees associated with these committed facilities were $90 million, $95 million and $103 million for the years ended December 31, 2015, 2014 and 2013, respectively, and were included in other expenses. Information on these committed facilities at December 31, 2015 was as follows:

Account Party/Borrower(s)	Expiration	Maximum Capacity	Letters of Credit Issued	Drawdowns	Unused Commitments
		(In millions)
MetLife, Inc. and Missouri Reinsurance, Inc.	June 2016 (1)	$210	$210	$—	$—
MetLife, Inc.	June 2018 (2)	425	425	—	—
MetLife Reinsurance Company of Vermont and MetLife, Inc.	December 2024 (3),(4)	575	465	—	110
MetLife Reinsurance Company of South Carolina and MetLife, Inc.	June 2037 (5)	3,500	—	2,797	703
MetLife Reinsurance Company of Vermont and MetLife, Inc.	December 2037 (3), (6)	2,896	2,159	—	737
MetLife Reinsurance Company of Vermont and MetLife, Inc.	September 2038 (7)	4,250	3,357	—	893
Total		$11,856	$6,616	$2,797	$2,443
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(1)	Capacity at December 31, 2015 of $210 million decreases in March 2016 and June 2016 to $200 million and $0, respectively.

(2)	Capacity at December 31, 2015 of $425 million decreases in June 2017, March 2018 and June 2018 to $395 million, $200 million and $0, respectively.

(3)	MetLife, Inc. is a guarantor under the applicable facility.

(4)	Capacity at December 31, 2015 of $575 million decreases periodically commencing in December 2022 to $515 million in July 2024 and decreases to $0 upon maturity in December 2024.

(5)
Capacity of $3.5 billion through maturity in June 2037, after which it is reduced to $0. The drawdown on this facility is associated with a collateral financing arrangement described more fully in Note 13.

(6)
Capacity at December 31, 2015 of $2.3 billion increases periodically to a maximum of $2.9 billion in 2024, decreases periodically commencing in 2025 to $2.0 billion in 2037, and decreases to $0 upon maturity in December 2037. Unused commitment of $737 million is based on maximum capacity.

(7)
Capacity at December 31, 2015 of $4.3 billion decreases periodically commencing in April 2028 to $3.1 billion in September 2038, and decreases to $0 upon maturity in September 2038. Unused commitment of $893 million is based on maximum capacity. MetLife Reinsurance Company of Vermont is responsible only for reimbursement obligations relating to $2.9 billion of the $3.4 billion of letters of credit outstanding as of December 31, 2015. MetLife, Inc. is responsible only for reimbursement obligations relating to the remaining letters of credit outstanding as of such date.

In addition to the above committed facilities, see also “— Other Notes” for information about the undrawn line of credit facility in the amount of $100 million.